United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

Federated MDT Stock Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/16

Date of Reporting Period: Quarter ended 07/31/16

Item 1. Schedule of Investments

Federated MDT Stock Trust
Portfolio of Investments
July 31, 2016 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.1%
		Basic Industries—4.9%
164,623		Celanese Corp., Class A	$10,440,390
215,355	[1]	Colfax Corp.	6,322,823
77,200		Domtar, Corp.	3,039,364
33,651		Kennametal, Inc.	836,564
7,796		Reliance Steel & Aluminum Co.	611,518
74,099		Walgreens Boots Alliance, Inc.	5,872,346
		TOTAL	27,123,005
		Capital Goods—5.9%
70,300		AGCO Corp.	3,385,648
32,992	[1]	First Solar, Inc.	1,540,067
92,030		General Cable Corp.	1,355,602
72,930		General Dynamics Corp.	10,712,688
294,744		Joy Global, Inc.	8,143,777
14,082		OshKosh Corp.	775,777
60,100		Pitney Bowes, Inc.	1,160,531
158,686	[1]	SPX Corp.	2,402,506
74,800		Trinity Industries, Inc.	1,736,108
17,636		Triumph Group, Inc.	543,718
24,921	[1]	WESCO International, Inc.	1,389,096
		TOTAL	33,145,518
		Consumer Cyclicals—6.2%
54,815		Abercrombie & Fitch Co., Class A	1,135,219
46,254		Best Buy Co., Inc.	1,554,134
22,000		Big Lots, Inc.	1,169,960
39,000		Carnival Corp.	1,822,080
21,712		CVS Health Corp.	2,013,137
49,802		Dillard's Inc., Class A	3,370,599
13,980		Foot Locker, Inc.	833,488
17,900		Guess?, Inc.	263,488
104,161		Kohl's Corp.	4,332,056
28,742		PVH Corp.	2,904,667
191,353		Target Corp.	14,414,621
7,409		Wal-Mart Stores, Inc.	540,635
		TOTAL	34,354,084
		Consumer Durables—3.3%
58,592		Allison Transmission Holdings, Inc.	1,688,622
18,637		D.R. Horton, Inc.	612,785
313,726		Ford Motor Co.	3,971,771
205,202		Goodyear Tire & Rubber Co./The	5,883,141
6,823		Lear Corp.	774,069
27,100		Whirlpool Corp.	5,212,956
		TOTAL	18,143,344
		Consumer Staples—8.5%
194,311		Campbell Soup Co.	12,099,746
47,401		Colgate-Palmolive Co.	3,528,056
14,598		Ingredion, Inc.	1,945,037

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
83,725		JM Smucker Co./The	$12,907,046
20,912		Mondelez International, Inc., Class A	919,710
76,600		Pilgrim's Pride Corp.	1,780,950
178,010		Tyson Foods, Inc., Class A	13,101,536
31,291		Whole Foods Market, Inc.	953,750
		TOTAL	47,235,831
		Energy—10.7%
54,307	[1]	Chesapeake Energy Corp.	294,344
5,811		Chevron Corp.	595,511
60,944		Diamond Offshore Drilling, Inc.	1,384,648
378,479		Ensco PLC, Class A	3,470,652
82,453		Exxon Mobil Corp.	7,334,194
78,606		HollyFrontier Corp.	1,998,165
74,085		Murphy Oil Corp.	2,032,152
16,521	[1]	Murphy USA, Inc.	1,266,169
82,400		Nabors Industries Ltd.	741,600
230,198		National-Oilwell Varco, Inc.	7,446,905
416,473		Noble Corp. PLC	3,073,571
48,146		NRG Energy, Inc.	666,341
81,145		Occidental Petroleum Corp.	6,063,966
19,900	[1]	Oil States International, Inc.	615,308
71,533	[1]	Rowan Companies PLC, Class A	1,090,163
37,660	[1]	Seadrill Ltd.	111,850
45,200		Superior Energy Services, Inc.	721,844
107,686		Tesoro Corp.	8,200,289
241,006		Valero Energy Corp.	12,599,794
		TOTAL	59,707,466
		Financial Services—24.8%
205,267		Aflac, Inc.	14,836,699
8,100		American Financial Group, Inc.	592,110
107,900		Assured Guaranty Ltd.	2,890,641
377,407		Bank of America Corp.	5,468,627
366,462		Bank of New York Mellon Corp./The	14,438,603
198,594		Citigroup, Inc.	8,700,403
41,029		Everest Re Group Ltd.	7,754,891
317,900		Fifth Third Bancorp	6,033,742
257,223		First Horizon National Corp.	3,745,167
230,131		JPMorgan Chase & Co.	14,721,480
103,098		KeyCorp	1,206,247
111,300		Navient Corp.	1,580,460
161,549		PNC Financial Services Group/The	13,352,025
59,100		Popular, Inc.	1,991,079
193,399		Prudential Financial, Inc.	14,561,011
244,782		SunTrust Banks, Inc.	10,351,831
67,237	[1]	Synchrony Financial	1,874,567
120,669		The Travelers Cos., Inc.	14,024,151
		TOTAL	138,123,734
		Health Care—12.0%
74,165		Aetna, Inc.	8,544,550
105,311		Anthem, Inc.	13,831,547

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
297,869		Baxter International, Inc.	$14,303,669
204,789	[1]	Community Health Systems, Inc.	2,615,156
83,710	[1]	HCA Holdings, Inc.	6,456,552
17,073	[1]	Hologic, Inc.	657,140
14,019		Johnson & Johnson	1,755,599
62,873		Merck & Co., Inc.	3,688,130
380,442		Pfizer, Inc.	14,034,505
14,700		Quest Diagnostics, Inc.	1,269,492
		TOTAL	67,156,340
		IT Services—10.6%
311,750		Cisco Systems, Inc.	9,517,727
30,700		GameStop Corp., Class A	950,165
1,017,053		HP, Inc.	14,248,912
79,549		Intel Corp.	2,773,078
73,259		International Business Machines Corp.	11,766,861
265,295		Juniper Networks, Inc.	6,019,544
22,816	[1]	NCR Corp.	752,243
148,508		NetApp, Inc.	3,913,186
83,606	[1]	Tech Data Corp.	6,515,416
210,457		Vishay Intertechnology, Inc.	2,805,392
		TOTAL	59,262,524
		Public Utilities—10.2%
85,100		AES Corp.	1,050,985
475,186		CenturyLink, Inc.	14,939,848
105,493		Entergy Corp.	8,586,075
127,245		FirstEnergy Corp.	4,443,395
210,153		Kinder Morgan, Inc.	4,272,410
21,714		NextEra Energy, Inc.	2,785,689
517,215		NiSource, Inc.	13,271,737
46,543		PPL Corp.	1,755,137
123,885		Public Service Enterprises Group, Inc.	5,699,949
		TOTAL	56,805,225
		Transportation—1.0%
35,985		Copa Holdings SA, Class A	2,410,995
55,300		Delta Air Lines, Inc.	2,142,875
44,552	[1]	JetBlue Airways Corp.	816,638
		TOTAL	5,370,508
		TOTAL COMMON STOCKS (IDENTIFIED COST $514,402,342)	546,427,579
		INVESTMENT COMPANIES—1.5%
8,676,018	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.36%[3] (AT NET ASSET VALUE)	8,676,018
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $523,078,360)[4]	555,103,597
		OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	2,105,527
		TOTAL NET ASSETS—100%	$557,209,124
1	Non-income-producing security.
2	Affiliated holding.

Transactions involving the affiliated holding during the period ended July 31, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2015	11,320,712
Purchases/Additions	130,474,501
Sales/Reductions	(133,119,195)
Balance of Shares Held 7/31/2016	8,676,018
Value	$8,676,018
Dividend Income	$28,155
3	7-day net yield.
4	At July 31, 2016, the cost of investments for federal tax purposes was $523,078,360. The net unrealized appreciation of investments for federal tax purposes was $32,025,237. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $62,272,596 and net unrealized depreciation from investments for those securities having an excess of cost over value of $30,247,359.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Stock Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2016